Schedule of Bank Borrowings (Details) (Parenthetical)	Jun. 01, 2025	May 31, 2025	Jun. 30, 2024		Dec. 31, 2023		Aug. 03, 2023	Jun. 01, 2023	May 03, 2023	Aug. 03, 2022
Property Loan [Member]
Short-Term Debt [Line Items]
Interest rate			6.25%		6.25%		1.98%		1.20%	1.68%
Property Loan [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate			1.98%	[1]	1.98%	[2]
Property Loan [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate			4.95%	[1]	4.95%	[2]
Property Loan [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Interest rate		1.20%
Singapore Over Night Rate Average [Member]
Short-Term Debt [Line Items]
Interest rate			4.85%		3.75%			2.00%
Singapore Over Night Rate Average [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Interest rate	2.00%
Bridging Loan [Member]
Short-Term Debt [Line Items]
Interest rate			2.25%	[3]	2.25%	[4]
Bank Facilities [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate			5.98%		5.15%
Bank Facilities [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate			7.00%		6.27%

[1]	The property loan with twenty-five years of term from February 2, 2002 to January 31, 2027 will maturity at January 2027 with interest rate at 1.68% for the per period from August 4, 2020 to August 3, 2022, 1.98% for the period from August 4, 2022 to August 3, 2023, and at 6.25% from August 4, 2023 and thereafter. The Company revised the loan on May 3, 2023 and the revised interest rate will be 1.20% plus compounded the Singapore Overnight Rate Average (SORA) reference rate for the period from June 1, 2023 to May 31, 2025, and at 2.00% plus compounded SORA reference rate for the period from June 1, 2025 and thereafter. As of June 30, 2024 the SORA rate is 4.85%.
[2]	The property loan with twenty-five years of term from February 2, 2002 to January 31, 2027 will maturity at January 2027 with interest rate at 1.68% for the per period from August 4, 2020 to August 3, 2022, 1.98% for the period from August 4, 2022 to August 3, 2023, and at 6.25% from August 4, 2023 and thereafter. The Company revised the loan on May 3, 2023 and the revised interest rate will be 1.20% plus compounded the Singapore Overnight Rate Average (SORA) reference rate for the period from June 1, 2023 to May 31, 2025, and at 2.00% plus compounded SORA reference rate for the period from June 1, 2025 and thereafter. As of December 31, 2023 the SORA rate is 3.75%
[3]	The bridging loan with five years of term from September 30, 2020 to September 29, 2025 will maturity at October 2025 with the interest rate at 2.25%
[4]	The bridging loan with five years of term from September 30, 2020 to September 29, 2025 will maturity at October 2025 with the interest rate at 2.25%